Average Annual Total Returns - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - Fidelity Emerging Markets Discovery Fund	Dec. 30, 2022
Fidelity Advisor Emerging Markets Discovery Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	0.31%
Past 5 years	9.13%
Past 10 years	7.15%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(2.15%)
Past 5 years	8.47%
Past 10 years	6.72%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.00%
Past 5 years	7.31%
Past 10 years	5.85%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	4.59%
Past 5 years	9.57%
Past 10 years	7.13%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	2.37%
Past 5 years	9.32%
Past 10 years	7.11%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	6.71%
Past 5 years	10.75%
Past 10 years	8.09%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	6.90%
Since Inception	11.41%	[1]
IXY2E
Average Annual Return:
Past 1 year	12.33%
Past 5 years	10.32%
Past 10 years	6.13%

[1]	A From October 2, 2018